Debentures, Related Parties	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Debt Disclosure [Abstract]
Debentures, Related Parties

Note 12 – Debentures, Related Parties

On September 30, 2013, the Company issued five debentures totaling CAD$6,402,512 (approximately $6,225,163 on September 30, 2013) in connection with the acquisition of certain business assets. The holders of the debentures are current stockholders, officers and/or affiliates of the Company. The debentures are secured by all the assets of the Company, accrue interest at 8% per annum and were originally due on September 30, 2016. On December 2, 2017, the debenture holders agreed to extend the due date to September 30, 2019. On September 27, 2019, the debenture holders agreed to extend the due date to September 30, 2021. On November 2, 2021, the debenture holders agreed to extend the due date to December 1, 2023.

On January 31, 2018, the debenture holders converted 75% of the debenture value of $3,894,809 plus accrued interest of $414,965 into 1,047,588 shares of the Company’s common stock. The per share price used for the conversion of each debenture was $4.11 which was determined as the average price of the five (5) trading days immediately preceding the date of conversion with a 10% premium added to the calculated per share price.

On July 21, 2020, the Company made a partial repayment of a debenture due to a related party of $267,768.

At May 31, 2022 and August 31, 2021, the amount of debentures outstanding was $981,337 and $982,205, respectively.

Note 11 – Debentures, related parties

On September 30, 2013, the Company issued five debentures totaling CAD$6,402,512 (approximately $6,225,163 on September 30, 2013) in connection with the acquisition of certain business assets. The holders of the debentures are current stockholders, officers and/or affiliates of the Company. The debentures are secured by all the assets of the Company, accrue interest at 8% per annum and were originally due on September 30, 2016. On December 2, 2017, the debenture holders agreed to extend the due date to September 30, 2019. On September 27, 2019, the debenture holders agreed to extend the due date to September 30, 2021. On November 2, 2021, the debenture holders agreed to extend the due date to December 1, 2023.

On January 31, 2018, the debenture holders converted 75% of the debenture value of $3,894,809 plus accrued interest of $414,965 into 1,047,588 shares of the Company’s common stock. The per share price used for the conversion of each debenture was $4.11 which was determined as the average price of the five (5) trading days immediately preceding the date of conversion with a 10% premium added to the calculated per share price.

On July 21, 2020, the Company made a partial repayment of a debenture due to a related party of $267,768.

At August 31, 2021 and 2020, the amount of debentures outstanding was $982,205 and $952,058, respectively.